Investment Objectives and Goals	Aug. 03, 2026
VegaShares AI Thermal, Cooling & Power Management ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI THERMAL, COOLING & POWER MANAGEMENT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Thermal, Cooling & Power Management ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Networking ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI NETWORKING ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Networking ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Rack Hardware ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI RACK HARDWARE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Rack Hardware ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Fab Equipment ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI FAB EQUIPMENT ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Fab Equipment ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Compute ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI COMPUTE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Compute ETF (the “Fund”) seeks capital appreciation.